Financial Instruments And Risks - Summary of Group's Maximum Exposure To Structured Entities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unconsolidated Structured Products Managed By Third Parties [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	¥ 24,138,970	¥ 17,312,195
Group's maximum exposure	24,138,970	17,312,195
Unconsolidated Structured Products Managed By Affiliated Entities [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	2,605,227	8,321,066
Group's maximum exposure	2,605,227	8,321,066
Unconsolidated Structured Products Serviced By the Group [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Size	90,946	2,581,999
Group's maximum exposure	¥ 90,946	¥ 1,849,897